STOCK BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) stock_plan $ / shares shares	Dec. 31, 2015 USD ($) $ / shares
Additional disclosure
Number of securities remaining available for future issuance | shares	438,110
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares	$ 2.07
Unrecognized compensation expense	$ 47,500
Period of recognition of compensation expense	11 months 30 days
Total intrinsic value of options exercised	$ 0	$ 20,000
Total intrinsic value of common stock warrants	$ 100,000	$ 400,000
2011 plan
Additional disclosure
Number of employee stock option plans | stock_plan	2
Maximum number of shares of the company's stock that may be issued | shares	2,027,393
Warrant | Employee
Additional disclosure
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares		$ 0.85
Unrecognized compensation expense	$ 300,000
Period of recognition of compensation expense	11 months 30 days
Stock options | Warrant | Employee
Weighted average significant assumptions used to estimate the fair value
Dividend Yield (as a percent)	0.00%	4.80%
Expected Volatility (as a percent)	40.90%	38.60%
Risk-Free Interest Rate (as a percent)	1.43%	1.09%
Expected Term	5 years	3 years 11 months
Restricted stock
Additional disclosure
Unrecognized compensation expense	$ 900,000
Period of recognition of compensation expense	2 years 9 months 21 days
Shares granted (in dollars per share) | $ / shares	$ 1.93	$ 4.05